Fair Value Measurements (Tables)	6 Months Ended
Sep. 30, 2017
Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables present recorded amounts of major financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2017 and September 30, 2017:

March 31, 2017

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥19,232	¥0	¥19,232	¥0
Trading securities	569,074	37,500	531,574	0
Available-for-sale securities	1,165,417	93,995	946,906	124,516
Japanese and foreign government bond securities	345,612	2,748	342,864	0
Japanese prefectural and foreign municipal bond securities*2	168,822	0	168,822	0
Corporate debt securities*3	393,644	11,464	380,562	1,618
Specified bonds issued by SPEs in Japan	1,087	0	0	1,087
CMBS and RMBS in the Americas	98,501	0	40,643	57,858
Other asset- backed securities and debt securities	64,717	0	764	63,953
Equity securities*4	93,034	79,783	13,251	0
Other securities	27,801	0	0	27,801
Investment funds*5	27,801	0	0	27,801
Derivative assets	22,999	734	17,032	5,233
Interest rate swap agreements	304	0	304	0
Options held/written and other	5,804	0	571	5,233
Futures, foreign exchange contracts	12,346	734	11,612	0
Foreign currency swap agreements	4,545	0	4,545	0
Netting*6	(4,019)	0	0	0
Net derivative assets	18,980	0	0	0
Other assets	22,116	0	0	22,116
Reinsurance recoverables*7	22,116	0	0	22,116

Total	¥1,826,639	¥132,229	¥1,514,744	¥179,666

Liabilities:
Derivative liabilities	¥16,295	¥165	¥16,130	¥0
Interest rate swap agreements	4,567	0	4,567	0
Options held/written and other	1,071	0	1,071	0
Futures, foreign exchange contracts	8,821	165	8,656	0
Foreign currency swap agreements	1,677	0	1,677	0
Credit derivatives held	159	0	159	0
Netting*6	(4,019)	0	0	0
Net derivative Liabilities	12,276	0	0	0
Policy Liabilities and Policy Account Balances	605,520	0	0	605,520
Variable annuity and variable life insurance contracts*8	605,520	0	0	605,520

Total	¥621,815	¥165	¥16,130	¥605,520

September 30, 2017

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥14,735	¥0	¥14,735	¥0
Trading securities	487,839	40,177	447,662	0
Available-for-sale securities	1,062,105	75,834	854,481	131,790
Japanese and foreign government bond securities	280,085	4,897	275,188	0
Japanese prefectural and foreign municipal bond securities*2	160,391	0	160,391	0
Corporate debt securities*3	379,539	2,648	374,106	2,785
Specified bonds issued by SPEs in Japan	963	0	0	963
CMBS and RMBS in the Americas	82,456	0	32,876	49,580
Other asset- backed securities and debt securities	79,225	0	763	78,462
Equity securities*4	79,446	68,289	11,157	0
Other securities	35,651	0	0	35,651
Investment funds*5	35,651	0	0	35,651
Derivative assets	11,898	75	6,553	5,270
Interest rate swap agreements	224	0	224	0
Options held/written and other	6,743	0	1,473	5,270
Futures, foreign exchange contracts	1,194	75	1,119	0
Foreign currency swap agreements	3,737	0	3,737	0
Netting*6	(1,109)	0	0	0
Net derivative assets	10,789	0	0	0
Other assets	15,242	0	0	15,242
Reinsurance recoverables*7	15,242	0	0	15,242

Total	¥1,627,470	¥116,086	¥1,323,431	¥187,953

Liabilities:
Derivative liabilities	¥33,594	¥2,121	¥31,473	¥0
Interest rate swap agreements	4,551	0	4,551	0
Options held/written and other	1,833	0	1,833	0
Futures, foreign exchange contracts	26,060	2,121	23,939	0
Foreign currency swap agreements	1,020	0	1,020	0
Credit derivatives held	130	0	130	0
Netting*6	(1,109)	0	0	0
Net derivative Liabilities	32,485	0	0	0
Policy Liabilities and Policy Account Balances	517,019	0	0	517,019
Variable annuity and variable life insurance contracts*8	517,019	0	0	517,019

Total	¥550,613	¥2,121	¥31,473	¥517,019

*1

A certain subsidiary elected the fair value option on the loans held for sale originated on or after October 1, 2011. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”) or institutional investors. Included in “Other (income) and expense, net” in the consolidated statements of income were a gain of ¥681 million and a loss of ¥577 million from the change in the fair value of the loans for the six months ended September 30, 2016 and 2017. Included in “Other (income) and expense, net” in the consolidated statements of income were gains of ¥783 million and ¥5 million from the change in the fair value of the loans for the three months ended September 30, 2016 and 2017. No gains or losses were recognized in earnings during the six months ended September 30, 2016 and 2017 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2017, were ¥18,362 million and ¥19,232 million, respectively, and the amount of aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥870 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of September 30, 2017, were ¥14,199 million and ¥14,735 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥536 million. As of March 31, 2017 and September 30, 2017, there were no loans that are 90 days or more past due, in non-accrual status, or both.

*2

A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were a loss of ¥13 million and a gain of ¥3 million from the change in the fair value of those investments for the six months ended September 30, 2016 and 2017. Included in “Gains on investment securities and dividends” in the consolidated statements of income were a loss of ¥7 million and a gain of ¥12 million from the change in the fair value of those investments for the three months ended September 30, 2016 and 2017. The amounts of aggregate fair value elected the fair value option were ¥1,015 million and ¥2,021 million as of March 31, 2017 and September 30, 2017, respectively.

*3

A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were losses of ¥63 million and ¥24 million from the change in the fair value of those investments for the six and three months ended September 30, 2017. The amounts of aggregate fair value elected the fair value option were ¥1,026 million and ¥2,648 million as of March 31, 2017 and September 30, 2017, respectively.

*4

A certain subsidiary elected the fair value option for certain investments in equity securities included in available-for-sale securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥345 million and ¥881 million from the change in the fair value of those investments for the six months ended September 30, 2016 and 2017. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥448 million and ¥574 million from the change in the fair value of those investments for the three months ended September 30, 2016 and 2017. The amounts of aggregate fair value elected the fair value option were ¥15,400 million and ¥22,442 million as of March 31, 2017 and September 30, 2017, respectively.

*5

Certain subsidiaries elected the fair value option for certain investments in investment funds included in other securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥615 million and ¥665 million from the change in the fair value of those investments for the six months ended September 30, 2016 and 2017. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥289 million and ¥342 million from the change in the fair value of those investments for the three months ended September 30, 2016 and 2017. The amounts of aggregate fair value were ¥7,453 million and ¥6,920 million as of March 31, 2017 and September 30, 2017, respectively.

*6	It represents the amount offset under counterparty netting of derivative assets and liabilities.
*7

Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥22,116 million and ¥15,242 million as of March 31, 2017 and September 30, 2017, respectively. For the effect of changes in the fair value of those reinsurance recoverables on earnings during the six and three months ended September 30, 2016 and 2017, see Note 15 “Life Insurance Operations.”

*8

Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held in order to match the earnings recognized for the changes in the fair value of policy liabilities and policy account balances with earnings recognized for gains or losses from the investment assets managed on behalf of variable annuity and variable life policyholders, derivative contracts and the changes in the fair value of reinsurance contracts. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥605,520 million and ¥517,019 million as of March 31, 2017 and September 30, 2017, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings during the six and three months ended September 30, 2016 and 2017, see Note 15 “Life Insurance Operations.”

Reconciliation of Financial Assets and Liabilities (Net) Measured at Fair Value on Recurring Basis Using Significant Unobservable Input

The following tables present the reconciliation of financial assets and liabilities (net) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the six months ended September 30, 2016 and 2017:

Six months ended September 30, 2016

	Millions of yen
	Balance at April 1, 2016	Gains or losses (realized/unrealized)			Purchases *3	Sales	Settlements *4	Transfers in and/ or out of Level 3 (net) *5	Balance at September 30, 2016	Change in unrealized gains or losses included in earnings for assets and liabilities still held at September 30, 2016 *1
		Included in earnings *1	Included in other comprehensive income *2	Total
Available-for-sale securities	¥99,522	¥223	¥(3,320)	¥(3,097)	¥21,082	¥(1,666)	¥(10,154)	¥0	¥105,687	¥59
Corporate debt securities	5	0	2	2	1,500	0	0	0	1,507	0
Specified bonds issued by SPEs in Japan	3,461	1	(18)	(17)	0	(1,200)	(983)	0	1,261	1
CMBS and RMBS in the Americas	38,493	178	(3,990)	(3,812)	16,913	(466)	(2,340)	0	48,788	14
Other asset- backed securities and debt securities	57,563	44	686	730	2,669	0	(6,831)	0	54,131	44
Other securities	17,751	851	(1,876)	(1,025)	288	(1,693)	0	0	15,321	839
Investment funds	17,751	851	(1,876)	(1,025)	288	(1,693)	0	0	15,321	839
Derivative assets and liabilities (net)	8,208	133	0	133	2,493	0	(961)	0	9,873	133
Options held/written and other	8,208	133	0	133	2,493	0	(961)	0	9,873	133
Other asset	37,855	(4,270)	0	(4,270)	4,453	0	(484)	0	37,554	(4,271)
Reinsurance recoverables *6	37,855	(4,270)	0	(4,270)	4,453	0	(484)	0	37,554	(4,271)
Policy Liabilities and Policy Account Balances	795,001	16,545	0	16,545	0	0	(63,022)	0	715,434	16,545
Variable annuity and variable life insurance contracts *7	795,001	16,545	0	16,545	0	0	(63,022)	0	715,434	16,545

Six months ended September 30, 2017

	Millions of yen
	Balance at April 1, 2017	Gains or losses (realized/unrealized)			Purchases *3	Sales	Settlements *4	Transfers in and/ or out of Level 3 (net) *5	Balance at September 30, 2017	Change in unrealized gains or losses included in earnings for assets and liabilities still held at September 30, 2017 *1
		Included in earnings *1	Included in other comprehensive income *2	Total
Available-for-sale securities	¥124,516	¥1,696	¥895	¥2,591	¥44,545	¥(25,114)	¥(14,748)	¥0	¥131,790	¥120
Corporate debt securities	1,618	0	5	5	1,400	0	(238)	0	2,785	0
Specified bonds issued by SPEs in Japan	1,087	5	(2)	3	0	0	(127)	0	963	5
CMBS and RMBS in the Americas	57,858	1,630	(213)	1,417	2,023	(3,468)	(8,250)	0	49,580	60
Other asset- backed securities and debt securities	63,953	61	1,105	1,166	41,122	(21,646)	(6,133)	0	78,462	55
Other securities	27,801	1,881	368	2,249	13,796	(8,195)	0	0	35,651	1,881
Investment funds	27,801	1,881	368	2,249	13,796	(8,195)	0	0	35,651	1,881
Derivative assets and liabilities (net)	5,233	(1,920)	0	(1,920)	3,372	0	(1,415)	0	5,270	(1,920)
Options held/written and other	5,233	(1,920)	0	(1,920)	3,372	0	(1,415)	0	5,270	(1,920)
Other asset	22,116	(8,908)	0	(8,908)	3,016	0	(982)	0	15,242	(8,908)
Reinsurance recoverables *6	22,116	(8,908)	0	(8,908)	3,016	0	(982)	0	15,242	(8,908)
Policy Liabilities and Policy Account Balances	605,520	(15,898)	0	(15,898)	0	0	(104,399)	0	517,019	(15,898)
Variable annuity and variable life insurance contracts *7	605,520	(15,898)	0	(15,898)	0	0	(104,399)	0	517,019	(15,898)

*1

Principally, gains and losses from available-for-sale securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; other securities are included in “Gains on investment securities and dividends” and derivative assets and liabilities (net) are included in “Other (income) and expense, net,” respectively. Additionally, for available-for-sale securities, amortization of interest recognized in finance revenues is included in these columns.

*2

Unrealized gains and losses from available-for-sale securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments.” Additionally, unrealized gains and losses from other securities are included mainly in “Net change of foreign currency translation adjustments.”

*3	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
*4

Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.

*5	The amount reported in “Transfers in and/or out of Level 3 (net)” is the fair value at the beginning of quarter during which the transfers occur.
*6

“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”

*7

“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.

Recorded Amounts of Major Assets Measured at Fair Value on Nonrecurring Basis

The following tables present recorded amounts of assets measured at fair value on a nonrecurring basis as of March 31, 2017 and September 30, 2017. These assets are measured at fair value on a nonrecurring basis mainly to recognize impairment:

March 31, 2017

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥12,472	¥0	¥0	¥12,472
Investment in operating leases and property under facility operations	22,525	0	0	22,525
Certain investment in affiliates	15,726	0	0	15,726

	¥50,723	¥0	¥0	¥50,723

September 30, 2017
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥6,748	¥0	¥0	¥6,748
Investment in operating leases and property under facility operations	1,657	0	0	1,657

	¥8,405	¥0	¥0	¥8,405

Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets and liabilities measured at fair value on a recurring basis as of March 31, 2017 and September 30, 2017.

	March 31, 2017
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Available-for-sale securities
Corporate debt securities	¥1,613	Discounted cash flows	Discount rate	0.5% – 1.6%
				(1.1%)
	5	Appraisals/Broker quotes	—	—
Specified bonds issued by SPEs in Japan	1,087	Appraisals/Broker quotes	—	—

CMBS and RMBS in the Americas	57,858	Discounted cash flows	Discount rate	6.4% – 22.6%
				(18.0%)
			Probability of default	0.0% – 26.4%
				(3.6%)

Other asset-backed securities and debt securities	13,890	Discounted cash flows	Discount rate	1.0% – 51.2%
				(8.9%)
			Probability of default	0.6% – 11.0%
				(0.8%)
	50,063	Appraisals/Broker quotes	—	—

Other securities
Investment funds	11,202	Internal cash flows	Discount rate	0.0% – 40.0%
				(10.0%)
	894	Discounted cash flows	Discount rate	5.4% – 10.0%
				(8.6%)
	15,705	Appraisals/Broker quotes	—	—

Derivative assets
Options held/written and other	3,525	Discounted cash flows	Discount rate	10.0% – 15.0%
				(11.7%)
	1,708	Appraisals/Broker quotes	—	—

Other assets
Reinsurance recoverables	22,116	Discounted cash flows	Discount rate	(0.1)% – 0.5%
				(0.1%)
			Mortality rate	0.0% – 100.0%
				(1.0%)
			Lapse rate	1.5% – 54.0%
				(14.9%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (99.2%)

Total	¥179,666

Liabilities:
Policy liabilities and Policy Account Balances
Valuable annuity and variable life insurance contracts	¥605,520	Discounted cash flows	Discount rate	(0.1)% – 0.5%
				(0.1%)
			Mortality rate	0.0% – 100.0%
				(1.0%)
			Lapse rate	1.5% – 54.0%
				(14.7%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (82.7%)

Total	¥605,520

	September 30, 2017
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Available-for-sale securities
Corporate debt securities	¥2,785	Discounted cash flows	Discount rate	0.4% – 1.7%
				(0.9%)
Specified bonds issued by SPEs in Japan	963	Appraisals/Broker quotes	—	—

CMBS and RMBS in the Americas	49,580	Discounted cash flows	Discount rate	6.4% – 20.0%
				(17.7%)
			Probability of default	0.0% – 24.7%
				(2.6%)
Other asset-backed securities and debt securities	13,164	Discounted cash flows	Discount rate	1.0% – 51.2%
				(9.8%)
			Probability of default	0.5% – 11.0%
				(1.0%)
	65,298	Appraisals/Broker quotes	—	—
Other securities
Investment funds	16,761	Internal cash flows	Discount rate	0.0% – 40.0%
				(8.1%)
	11,276	Discounted cash flows	Discount rate	3.8% – 11.0%
				(10.3%)
	7,614	Appraisals/Broker quotes	—	—
Derivative assets
Options held/written and other	4,494	Discounted cash flows	Discount rate	1.0% – 15.0%
				(10.2%)
	776	Appraisals/Broker quotes	—	—
Other assets
Reinsurance recoverables	15,242	Discounted cash flows	Discount rate	(0.1)% – 0.5%
				(0.1%)
			Mortality rate	0.0% – 100.0%
				(1.1%)
			Lapse rate	1.5% – 30.0%
				(17.1%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (99.0%)

Total	¥187,953

Liabilities:
Policy liabilities and Policy Account Balances
Valuable annuity and variable life insurance contracts	¥517,019	Discounted cash flows	Discount rate	(0.1)% – 0.5%
				(0.1%)
			Mortality rate	0.0% – 100.0%
				(1.1%)
			Lapse rate	1.5% – 54.0%
				(16.6%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (80.1%)

Total	¥517,019

Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets Measured at Fair Value on Nonrecurring Basis

The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a nonrecurring basis as of March 31, 2017 and September 30, 2017.

	March 31, 2017
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥12,472	Discounted cash flows	Discount rate	10.0% – 10.7%
				(10.5%)
		Direct capitalization	Capitalization rate	10.3% – 11.2%
				(10.9%)
Investment in operating leases and property under facility operations	204	Direct capitalization	Capitalization rate	8.5% – 10.0%
				(8.7%)
	1,381	Discounted cash flows	Discount rate	6.8% – 10.2%
				(9.0%)
	20,940	Appraisals	—	—
Certain investment in affiliates	15,726	Market price method	—	—
		Business enterprise value multiples	—	—

	¥50,723

	September 30, 2017
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥6,748	Discounted cash flows	Discount rate	10.0% – 10.7%
				(10.5%)
		Direct capitalization	Capitalization rate	10.3% – 11.2%
				(10.9%)
Investment in operating leases and property under facility operations	1,657	Appraisals	—	—

	¥8,405